SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 5) - Earning loss Per Share [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Net Loss For The Period	$ 2,283	$ (2,654)	$ 2,929	$ (4,472)
Basic Weighted Average Number Of Shares Outstanding	117,129,947	100,512,906	110,548,661	98,382,464
Effect Of Dilutive Share Options, Warrants, And Rsus	3,256,653	0	3,265,461	0
Diluted Weighted Average Number Of Shares Outstanding	120,386,601	100,512,906	113,814,123	98,382,464
Basic Loss Per Share	$ 0.02	$ (0.03)	$ 0.03	$ (0.05)
Diluted Loss Per Share	$ 0.02	$ (0.03)	$ 0.03	$ (0.05)